702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Rydex Dynamic Funds

Rydex Series Funds

Rydex Variable Trust

(each, a “Trust” and collectively, the “Trusts”)

Supplement dated September 29, 2025 to the Trusts’ currently effective Summary Prospectuses and Statutory Prospectuses (collectively, the “Prospectuses”), each as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective immediately, The Bank of New York Mellon (“The Bank of New York”) serves as custodian and securities lending agent for each series of the Trusts (collectively, the “Funds”). As a result, under the section “More Information About the Trust and the Funds – PRINCIPAL INVESTMENT STRATEGIES – Securities Lending” in each Fund’s Statutory Prospectus(es), all references to “U.S. Bank National Association” and “U.S. Bank” are replaced with “The Bank of New York”.

Please retain this supplement for future reference.

RYDEX-PRO-SUPP-0925x0526/0826

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Rydex Dynamic Funds

Rydex Series Funds

Rydex Variable Trust

(each, a “Trust” and collectively, the “Trusts”)

Supplement dated September 29, 2025 to the Trusts’ currently effective Statutory Prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”), each as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Effective immediately, in the “More Information About the Trust and the Funds – PRINCIPAL INVESTMENT STRATEGIES” section of each Prospectus, the following is added after the disclosure under the heading “Securities Lending”.

Cash Sweep Arrangement. Each Fund, with the exception of the Rydex Series Funds and Rydex Variable Trust U.S. Government Money Market Funds, expects to participate in a cash sweep program where all or a portion of the Fund’s uninvested cash balance is used to purchase shares of affiliated or unaffiliated money market funds or cash management pooled investment vehicles at the end of each day. Currently, each Fund expects to invest all or a portion its uninvested cash balance in a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). A Fund’s participation in a cash sweep program subjects the Fund to the risks associated with the underlying money market funds or cash management pooled investment vehicles. These risks may include, among others, the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds or pooled investment vehicles. As a shareholder of a money market fund or cash management pooled investment vehicle, a Fund would indirectly bear the fees and expenses of the underlying fund or pooled investment vehicle which are in addition to the fees the Fund pays its service providers.

Please retain this supplement for future reference.

RYDEX-STAT-SUPP-0925x0526/0826

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Rydex Dynamic Funds

Rydex Series Funds

Rydex Variable Trust

(each, a “Trust” and collectively, the “Trusts”)

Supplement dated September 29, 2025 to the Trusts’ currently effective Statements of Additional Information (collectively, the “SAIs”), each as supplemented from time to time.

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective immediately, The Bank of New York Mellon (the “Bank of New York”) serves as custodian and securities lending agent for each series of the Trusts (collectively, the “Funds”). As a result, except as noted below, all references in the SAIs to “U.S. Bank National Association” are replaced with “The Bank of New York”.

•	Under “MANAGEMENT OF THE FUNDS”, the following is added as the third paragraph under the heading “Securities Lending”:

Prior to September 29, 2025, U.S. Bank National Association (“U.S. Bank”) served as securities lending agent and was responsible for the administration and management of the Funds’ Securities Lending Program. U.S. Bank received as compensation for its services a portion of the amount earned by the Funds for lending securities, as set forth below.

•	The disclosure under “CUSTODIAN” is deleted in its entirety and replaced with the following:

The Bank of New York Mellon (the “Custodian”), 240 Greenwich Street, New York, New York 10286, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records. The Custodian also serves as the custodian for each applicable Fund’s Subsidiary.

Please retain this supplement for future reference.

RYDEX-SAI-SUPP-0925x0526/0826